Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
2018	$ 2,042
2019	4,716
2020	8,088
2021	11,201
2022 and thereafter	48,310
Total	$ 74,357